U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

November 18, 2013

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Managed Portfolio Series (the “Trust”)
File Nos.: 33-172080 and 811-22525

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, Smith Group Large Cap Core Growth Fund and Smith Group Small Cap Focused Growth Fund, is Post-Effective Amendment (“PEA”) No. 100 under the 1933 Act and PEA No. 101 under the 1940 Act to the Trust’s Registration Statement on Form N-1A.

The purpose of this filing is to respond to comments provided by the Staff and to make certain other non-material, routine changes.  This filing will become effective on November 18, 2013, pursuant to paragraph (b) of Rule 485 of the1933 Act.

If you have any questions or require further information, do not hesitate to contact me at (414) 765-6121.

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ Angela L. Pingel
Angela L. Pingel, Esq.
Secretary

cc:           Scot Draeger, Esq., Bernstein, Shur, Sawyer & Nelson, P.A.